Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (918)	$ (3,766)	$ (5,425)
Net cash from (used by) operating activities	(4,134)	(960)	481
Cash flows from investing activities
Investment in bank subsidiary	13,500	13,500
Net cash from (used by) investing activities	(43,457)	(3,264)	45,351
Cash flows from financing activities
Net proceeds from issuance of common stock		20,221
Net cash from (used by) financing activities	41,599	(32,060)	(18,671)
Net change in cash and cash equivalents	(5,992)	(36,284)	27,161
Beginning cash and cash equivalents	25,152	61,436	34,275
Ending cash and cash equivalents	19,160	25,152	61,436
Parent Company [Member]
Cash flows from operating activities
Net loss	(918)	(3,766)	(5,425)
Effect of subsidiaries' operations	205	3,189	4,594
Change in other assets and other liabilities	(1,052)	173	11
Net cash from (used by) operating activities	(1,765)	(404)	(820)
Cash flows from investing activities
Investment in bank subsidiary	(1,500)	(13,500)
Investments in other subsidiaries	1,866	(3)	635
Net cash from (used by) investing activities	366	(13,503)	635
Cash flows from financing activities
Stock issuance costs	(11)
Redemption of TARP obligation		(3,000)
Net proceeds from issuance of common stock		21,020
Net cash from (used by) financing activities	(11)	18,020
Net change in cash and cash equivalents	(1,410)	4,113	(185)
Beginning cash and cash equivalents	4,673	560	745
Ending cash and cash equivalents	$ 3,263	$ 4,673	$ 560